Financial assets at fair value through other comprehensive income	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income
3

Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income by type in EUR million
30
June
2021
31
December
2020
Equity securities

2,434 1,862
Debt securities 1
29,693 32,977
Loans and advances
1 889 1,056
33,016 35,895
1 Debt securities include an amount of EUR -12

million (31 December 2020: EUR
-12

million)

and the Loans and advances includes EUR
-1
million (31 December 2020: EUR -2

million) of Loan loss provisions.
Exposure to equity securities
Equity securities designated as at fair value through other comprehensive income
Carrying value Dividend income
30
June
2021
31
December
2020
1 January to 30 June
in EUR million 2021 2020
Investment in Bank of Beijing
1,748 1,662
Other Investments
686 200 15 2
2,434 1,862 15 2
For strategic equity securities, ING decided to apply the option to irrevocably designate these investments at fair value through other comprehensive income, instead of the IFRS 9 default measurement of fair value through profit or loss.

As at 30 June 2021 ING holds approximately 13% (31 December 2020: 13
%)

of the shares of Bank of Beijing, a
bank listed on the stock exchange of Shanghai. As per regulatory requirements set by China Banking and
Insurance Regulatory Commission, ING, as a shareholder holding more than 5 % or more of the shares, is required to supply additional capital when necessary. No

request for additional capital was received in the first
six months of 2021 (2020: nil ).
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income.
Changes in fair value through other comprehensive income financial assets
FVOCI equity securities FVOCI debt instruments
1
Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Opening balance as at 1 January
1,862 2,306 34,033 32,163 35,895 34,468
Additions
504 13 8,877 16,936 9,381 16,949
Amortisation
-7 -9 -7 -9
Transfers

and reclassifications

-16 -107 0 -16 -107
Changes in unrealised revaluations
2 9 -283 -694 520 -685 237
Impairments
-1 -2 -1 -2
Reversals of impairments
1 -4 1 -4
Disposals and redemptions
-1 -13 -11,800 -14,557 -11,802 -14,571
Exchange rate differences
76 -53 171 -1,017 247 -1,070
Changes in the composition of the group and
other changes 0 -0 2 2 2 2
Closing balance 2,434 1,862 30,582 34,033 33,016 35,895
1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss. Reference is made to Note 11 ‘Equity’ for details on the changes in revaluation reserve.

In the first six months of 2021, changes in unrealised revaluations of debt securities decreased by

EUR –
694
million as a result of increased interest rates (2020: EUR 520 million).
In 2020, changes in unrealised revaluations of equity securities decreased mainly related to negative
revaluation of the stake in Bank of Bejing following a decline in share price (EUR -339 million).